Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation For Calculation of Basic And Diluted Earnings Per Share
The following is a reconciliation for the calculation of basic and diluted earnings per share for the three and six months ended June 30, 2021 and 2020:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020

	(dollars in thousands)		(dollars in thousands)
Net income	$40,880	$18,938	$70,958	$42,543
Weighted average number of common shares outstanding	125,631,725	111,573,332	120,351,366	110,959,839
Dilutive effect of warrants and options outstanding	7,370,506	3,733,981	7,533,547	3,508,500

Diluted weighted average number of common shares outstanding	133,002,231	115,307,313	127,884,913	114,468,339

Basic earnings per share	$0.33	$0.17	$0.59	$0.38
Diluted earnings per share	$0.31	$0.16	$0.55	$0.37

The following is a reconciliation for the calculation of basic and diluted earnings per share for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

	(dollars in thousands)
Net Income	$62,999	$53,094	$10,893
Weighted average number of common shares outstanding	113,572,379	110,206,103	101,697,002
Dilutive effect of warrants and options outstanding	4,753,345	5,111,839	1,504,125

Diluted weighted average number of common shares outstanding	118,325,724	115,317,942	103,201,127

Basic earnings per share	$0.55	$0.48	$0.11
Diluted earnings per share	$0.53	$0.46	$0.11